                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--49
                              (A UNIT INVESTMENT TRUST)
                              O   FLORIDA, MICHIGAN, NEW JERSEY, NEW YORK AND
                                  PENNSYLVANIA PORTFOLIOS
                              O   PORTFOLIOS OF INSURED LONG TERM MUNICIPAL
                                  BONDS
                              O   DESIGNED FOR FEDERALLY TAX-FREE INCOME
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated February 2, 1999.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF OCTOBER 31, 1998, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
Florida Insured Portfolio--
   Risk/Return Summary..................................           3
Michigan Insured Portfolio-- Risk/Return Summary........           6
New Jersey Insured Portfolio-- Risk/Return Summary......           9
New York Insured Portfolio--
   Risk/Return Summary..................................          12
Pennsylvania Insured Portfolio--
   Risk/Return Summary..................................          15
What You Can Expect From Your Investment................          20
   Monthly Income.......................................          20
   Return Figures.......................................          20
   Records and Reports..................................          20
The Risks You Face......................................          21
   Interest Rate Risk...................................          21
   Call Risk............................................          21
   Reduced Diversification Risk.........................          21
   Liquidity Risk.......................................          21
   Concentration Risk...................................          21
   State Concentration Risk.............................          23
   Bond Quality Risk....................................          25
   Insurance Related Risk...............................          25
   Litigation and Legislation Risks.....................          25
Selling or Exchanging Units.............................          26
   Sponsors' Secondary Market...........................          26
   Selling Units to the Trustee.........................          26
   Exchange Option......................................          27
How The Fund Works......................................          27
   Pricing..............................................          27
   Evaluations..........................................          27
   Income...............................................          27
   Expenses.............................................          27
   Portfolio Changes....................................          28
   Fund Termination.....................................          28
   Certificates.........................................          28
   Trust Indenture......................................          29
   Legal Opinion........................................          29
   Auditors.............................................          30
   Sponsors.............................................          30
   Trustee..............................................          30
   Underwriters' and Sponsors' Profits                            30
   Public Distribution..................................          30
   Code of Ethics.......................................          31
   Year 2000 Issues.....................................          31
Taxes...................................................          31
Supplemental Information................................          33
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,970,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            38%
/ / Hospitals/Health Care                              17%
/ / Municipal Water/Sewer Utilities                    11%
/ / Special Tax Issues                                 17%
/ / Municipal Electric Utilities                       17%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in airport/port/highway bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO FLORIDA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.29
           Annual Income per unit:                           $   51.54
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.37
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees (including updating
           expenses)
                                                     $    0.26
           Evaluator's Fee
                                                     $    0.36
           Other Operating Expenses
                                                    -----------
                                                     $    1.69
           TOTAL


           The Sponsors historically paid updating expenses.


       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Florida Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Florida Series were offered between April 20, 1988 and September 13, 1996 and were outstanding on December 31, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 12/31/98.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            5.55%        4.96%        6.94%        8.13%
Average         2.68         4.25         6.80         5.74
Low             -0.10        3.67         6.68         3.18


-------------------------------------------------------------------


Average
Sales fee    3.03%      5.12%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,052.08
           (as of October 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MICHIGAN INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,250,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 39%
/ / Hospitals/Health Care                              31%
/ / Special Tax Issues                                 15%
/ / Municipal Electric Utilities                       15%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and general obligation bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MICHIGAN SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MICHIGAN WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.33
           Annual Income per unit:                           $   52.00
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.37
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.24
           Evaluator's Fee
                                                     $    0.34
           Other Operating Expenses
                                                    -----------
                                                     $    1.65
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Michigan Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Michigan Series were offered between March 9, 1988 and February 15, 1996 and were outstanding on September 30, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 09/30/98.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            5.48%        4.92%        2.97%        6.10%
Average         2.66         4.21         5.37         5.19
Low             0.86         3.66         7.72         4.46
---------------------------------------------------------------



Average
Sales fee         2.68%       4.88%


---------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,052.53
           (as of October 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Michigan state and local personal income taxes if you live in Michigan.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,765,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            16%
/ / General Obligation                                 6%
/ / Hospitals/Health Care                              16%
/ / Housing                                            16%
/ / Municipal Water/Sewer Utilities                    46%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in water/sewer utility bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.11
           Annual Income per unit:                           $   49.38
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.37
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.21
           Evaluator's Fee
                                                     $    0.34
           Other Operating Expenses
                                                    -----------
                                                     $    1.62
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New Jersey Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New Jersey Series were offered between March 30, 1988 and September 19, 1996 and were outstanding on December 31, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 12/31/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.43%      4.75%      6.99%      7.57%      5.91%      7.59%
Average      2.81       4.17       6.87       5.70       5.19       7.46
Low          0.74       3.59       6.74       3.85       4.47       7.33


-------------------------------------------------------------------


Average
Sales fee    2.86%      5.11%      5.70%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,039.28
           (as of October 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $6,005,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            33%
/ / Lease Rental Appropriation                         28%
/ / Municipal Water/Sewer Utilities                    17%
/ / Refunded Bonds                                     22%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in airport/port/highway and lease rental bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.34
           Annual Income per unit:                           $   52.16
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.37
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.13
           Evaluator's Fee
                                                     $    0.26
           Other Operating Expenses
                                                    -----------
                                                     $    1.46
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.



       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered between January 14, 1988 and October 16, 1996 and were outstanding on December 31, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 12/31/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.93%      5.02%      7.53%      8.20%      8.09%      8.13%
Average      2.83       4.25       7.23       6.01       5.27       7.83
Low          0.35       3.61       7.04       4.11       4.59       7.64


-------------------------------------------------------------------


Average
Sales fee    3.15%      5.04%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,059.90
           (as of October 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
PENNSYLVANIA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,575,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            14%
/ / General Obligation                                 10%
/ / Lease Rental Appropriation                         28%
/ / Municipal Water/Sewer Utilities                    33%
/ / Special Tax Issues                                 15%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in water/sewer utilities and lease rental bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF
           PENNSYLVANIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO PENNSYLVANIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.30
           Annual Income per unit:                           $   51.69
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.



           INVESTOR FEES
                                                               2.90%
           Maximum Sales Fee (Load) on new purchases
           (as a percentage of $1,000 invested)



           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.70
           Trustee's Fee
                                                     $    0.37
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.22
           Evaluator's Fee
                                                     $    0.37
           Other Operating Expenses
                                                    -----------
                                                     $    1.66
           TOTAL


           The Sponsors historically paid updating expenses.


       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Pennsylvania Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Pennsylvania Series were offered between May 19, 1988 and September 13, 1996 and were outstanding on December 31, 1998. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 12/31/98.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         4.04%      4.94%      7.10%      7.05%      6.12%      7.70%
Average      2.50       4.21       6.98       5.59       5.23       7.58
Low          0.37       3.54       6.85       2.04       4.44       7.44


-------------------------------------------------------------------


Average
Sales fee    3.07%      5.07%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,047.75
           (as of October 31, 1998)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Pennsylvania state and local personal income taxes if you live in Pennsylvania.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $     $0- 43,050  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 25,751- 62,450  $ 43,051-104,050  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
$ 62,451-130,250  $104,051-158,550  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$130,251-283,150  $158,551-283,150  41.95     6.89   7.75     8.61   9.47    10.34  11.20    12.06  12.92    13.78
OVER $283,151        OVER $283,151  45.22     7.30   8.21     9.13  10.04    10.95  11.87    12.78  13.69    14.60


                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $     $0- 43,050  16.49     4.79   5.39     5.99   6.59     7.18   7.78     8.38   8.98
$ 25,751- 62,450  $ 43,051-104,050  31.98     5.88   6.62     7.35   8.09     8.82   9.56    10.29  11.03
$ 62,451-130,250  $104,051-158,550  35.40     6.19   6.97     7.74   8.51     9.29  10.06    10.84  11.61
$130,251-283,150  $158,551-283,150  40.08     6.68   7.51     8.34   9.18    10.01  10.86    11.68  12.52
OVER $283,151        OVER $283,151  43.45     7.07   7.96     8.84   9.73    10.61  11.49    12.38  13.26


                             FOR MICHIGAN RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  18.74     3.69   4.31     4.92   5.54     6.15   6.77     7.38   8.00
$ 25,751- 62,450  $ 43,051-104,050  31.17     4.36   5.08     5.81   6.54     7.26   7.99     8.72   9.44
$ 62,451-130,250  $104,051-158,550  34.04     4.55   5.31     6.06   6.82     7.58   8.34     9.10   9.85
$130,251-283,150  $158,551-283,150  38.82     4.90   5.72     6.54   7.35     8.17   8.99     9.81  10.62
OVER $283,151        OVER $283,151  42.26     5.20   6.06     6.93   7.79     8.66   9.53    10.39  11.26


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 43,060  23.59     5.24   5.89     6.54   7.20     7.85   8.51     9.16   9.82    10.47
$      0-25,750-                    23.63     5.24   5.89     6.55   7.20     7.86   8.51     9.17   9.82    10.48
$ 25,751- 62,450  $ 43,051-104,050  35.35     6.19   6.96     7.73   8.51     9.28  10.05    10.83  11.60    12.37
$ 62,451-130,250  $104,051-158,550  38.04     6.46   7.26     8.07   8.88     9.68  10.49    11.30  12.11    12.91
$130,251-283,150  $158,551-283,150  42.53     6.96   7.83     8.70   9.57    10.44  11.31    12.18  13.05    13.92
OVER $283,151        OVER $283,151  45.77     7.38   8.30     9.22  10.14    11.06  11.98    12.91  13.83    14.75


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%      8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  20.82     5.05   5.68     6.31   6.95     7.58   8.21     8.84   9.47    10.10
$ 25,751- 62,450  $ 43,051-104,050  32.93     6.71   7.46     8.20   8.95     9.69  10.44    11.18  11.93    10.10
$ 62,451-130,250  $104,051-158,550  35.73     6.22   7.00     7.78   8.56     9.34  10.11    10.69  11.67    12.45
$130,251-283,150  $158,551-283,150  40.38     6.71   7.55     8.39   9.23    10.06  10.90    11.74  12.58    13.42
OVER $283,151        OVER $283,151  43.74     7.11   8.00     8.89   9.78    10.66  11.55    12.44  13.33    14.22


                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%     7%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  17.38     3.63   4.24     4.84   5.45     6.05   6.66     7.26   7.87     8.47
$ 27,751- 62,450  $ 43,051-104,050  30.02     4.29   5.00     5.72   6.43     7.14   7.86     8.57   9.29    10.00
$ 62,451-130,250  $104,051-158,550  32.93     4.47   5.22     5.96   6.71     7.46   8.20     8.95   9.69    10.44
$130,251-283,150  $158,551-283,150  37.79     4.82   5.63     6.43   7.23     8.04   8.84     9.65  10.45    11.25
OVER $283,151        OVER $283,151  41.29     5.11   5.96     6.81   7.66     8.52   9.37    10.22  11.07    11.92


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Michigan Portfolio's concentration in hospital and health care bonds.
   o payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and

   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Michigan Portfolio's concentration in general obligation bonds.
   o general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
   o but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political considerations; and
   o an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the New York and Pennsylvania Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:
   o the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
   o rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Here is what you should know about the New Jersey and Pennsylvania Portfolio's concentration in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
   o increases in operating and construction costs; and
   o unpredicability of future usage requirements.

Here is what you should know about the Florida and New York Portfolio's concentration in airport/port/highway bonds. These bonds are dependent for payment on revenues from financial projects including:
   o user fees from ports and airports;
   o tolls on turnpikes and bridges;
   o rents from buildings; and
   o additional financial resources including
      --federal and state subsidies,
      --lease rentals paid by state or local governments, or --the pledge of a special tax such as a sales tax or a property tax.

Airport income is largely affected by:
   o increased competition;
   o excess capacity; and
   o increased fuel costs.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

FLORIDA RISKS

Generally

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

   o south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

   o central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

   o the state as a whole is also very dependent on tourism and construction.

State and Local Government

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

MICHIGAN RISKS

Because Michigan's leading sectors are closely integrated with the manufacturing of durable goods, its economy is more cyclical than non-industrial states and the nation as a whole. As a result:

   o any substantial national economic downturn will likely hurt Michigan's economy and its state and local governments;

   o because the state is highly reliant on the auto industry, its economy could be hurt by changes in that industry, expecially consolidation, plant closings and labor disputes;

   o while in the past the state's unemployment rate was higher than the national average, for several years it has been near or below the national average.

Certain tax changes have reduced or changed the mix of tax revenues of the state and local governments. In recent years:

   o the state sales tax rate was raised;

   o the income tax rate was lowered;

   o an annual cap was imposed on property tax assessment increases; and

   o property taxes used for school funding were cut, and now schools are paid for by a combination of property taxes and general state revenues.

In addition, certain state laws limit the overall amount of state revenues that can be raised from taxes, which could affect State operations and restrict the sharing of revenue with local governments. This, combined with the above tax changes, could hurt the value of Michigan bonds in the portfolio or make it more difficult for Michigan's local governments to pay their debt service.

The state's general obligation bonds are rated Aa by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW JERSEY RISKS

State and Local Government

Certain features of New Jersey law could affect the repayment of debt:

   o the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and

   o the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

   o elementary and secondary education, and

   o state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

Generally

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

   o the high combined state and local tax burden;

   o a decline in manufacturing jobs, leading to above-average unemployment;

   o sensitivity to the financial services industry; and

   o dependence on federal aid.

State Government

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

New York City Government

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

   o aging public facilities that need repair or replacement;

   o welfare and medical costs;

   o expiring labor contracts; and

   o a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A-by Standard & Poor's and A3 by Moody's.

PENNSYLVANIA RISKS

Generally

Pennsylvania and many of its municipalities (including Philadelphia) have undergone an economic decline:

   o coal, steel, railroads and other heavy industry historically associated with the

      Commonwealth has given way to increased competition from foreign producers.

   o agriculture and related industries are still an important part of the Commonwealth's economy.

   o Recently, however, service sector industries (trade, medical and health services, education and financial services) have provided new sources of growth.

State and Local Governments

Historically, both the Commonwealth and the City of Philadelphia have experienced serious revenue shortfalls. At the same time, rising demands for state and local programs and services (particularly medical assistance and cash assistance programs) have lead to increased spending.

   o In recent years, both the Commonwealth and the City of Philadelphia have tried to balance their budgets with a mix of tax increases and spending cuts.

   o Philadelphia has considered significant service cuts and privatization of certain services which it has provided to date.

   o In 1991, the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ('PICA') which it authorized to issue debt to cover Philadelphia's budget shortfalls, eliminate the City's projected deficits and fund its capital spending. PICA issued approximately $1.76 billion of Special Revenue Bonds on Philadelphia's behalf. Its power to issue bonds on Philadelphia's behalf expired at the end of 1996; as of June 30, 1997, approximately $1.1 billion in PICA Special Revenue Bonds were outstanding.

   o Pennsylvania's general obligation bonds are currently rated A1 by Moody's and AA-by Standard & Poor's. Philadelphia's general obligation bonds are rated Baa by Moody's and BBB by Standard & Poor's. There can be no assurance that these ratings will not be lowered.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).
Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. 'The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.'

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Fund will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Fund will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

Florida also imposes a tax on intangible personal property, such as stocks, bonds, notes and units in trusts. The tax is imposed on Florida taxpayers as of January 1st of each year. Florida exempts certain types of bonds and debt obligations from this tax. Your units will be exempt from the intangible personal property tax as long as the Fund invests exclusively in bonds and other debt obligations that are tax-exempt for Florida purposes.

MICHIGAN TAXES

In the opinion of Miller, Canfield, Paddock and Stone, P.L.C. Bloomfield Hills, Michigan, special counsel on Michigan tax matters:

Under the income tax laws of the State of Michigan, the Fund will not be taxed as a corporation. If you are a Michigan taxpayer, your interest income from the Fund will not be tax-exempt in Michigan except to the extent that the interest is earned on bonds that are tax-exempt for Michigan purposes. Capital gain distributions and capital gain or loss on your Fund units themselves will be subject to Michigan income tax. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

PENNSYLVANIA TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters:

The Pennsylvania Trust will not be taxed as a corporation under the current income tax laws of Pennsylvania. Your income from the Trust may be subject to taxation depending on where you live. If you are a Pennsylvania taxpayer your interest income from the Trust will be tax exempt to the extent that income is earned on bonds that are tax exempt for Pennsylvania purposes. However, gains on the sale of bonds by the Trust or on the sale of your Units will be subject to Pennsylvania income tax. If you are a Philadelphia resident you may be subject to the Philadelphia school district tax on any gains realized from the sale of bonds by the Trust or the sale of Units by you to the extent either the bonds or Units have been held for six months or less. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(FLORIDA, MICHIGAN, NEW JERSEY, NEW YORK
AND PENNSYLVANIA TRUSTS), DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
of Municipal Investment Trust Fund, Multistate Series - 49
(Florida, Michigan, New Jersey, New York and Pennsylvania
Trusts), Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 49 (Florida, Michigan, New Jersey, New York and Pennsylvania Trusts), Defined Asset Funds, including the portfolios, as of October 31, 1998 and the related statements of operations and of changes in net assets for the years ended October 31, 1998, 1997 and 1996. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at October
31, 1998, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund,
Multistate Series - 49 (Florida, Michigan, New Jersey,
New York and Pennsylvania Trusts), Defined Asset Funds, at October 31, 1998 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

New York, N.Y.
December 18, 1998




                                D -  1.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(FLORIDA TRUST), DEFINED ASSET FUNDS



STATEMENT OF CONDITION
As of October 31, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,920,824 )(Note 1).........                 $ 3,044,970
       Accrued interest ...............................                      38,680
       Cash - principal ...............................                          29
                                                                        -----------
         Total trust property .........................                   3,083,679


     LESS LIABILITIES:
       Income advance from Trustee..................... $     3,859
       Accrued Sponsors' fees .........................         929           4,788
                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       2,978 units of fractional undivided
          interest outstanding (Note 3)................   3,044,999

       Undistributed net investment income ............      33,892     $ 3,078,891
                                                        -----------     ===========

     UNIT VALUE ($ 3,078,891 / 2,978 units )...........                 $  1,033.88
                                                                        ===========







                  See Notes to Financial Statements.













                                D -  2.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(FLORIDA TRUST), DEFINED ASSET FUNDS



STATEMENTS OF OPERATIONS


                                                            Years Ended October 31,
                                                     1998              1997              1996
                                                     ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................  $   158,540       $   164,826       $   173,624
       Trustee's fees and expenses ............       (4,315)           (4,641)           (4,576)
       Sponsors' fees .........................       (1,125)           (1,165)           (1,153)
                                                 ------------------------------------------------
       Net investment income ..................      153,100           159,020           167,895
                                                 ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized loss on
         securities sold or redeemed ..........                         (8,239)
       Unrealized appreciation
         of investments .......................      109,788           110,746               860
                                                 ------------------------------------------------
       Net realized and unrealized
          gain on investments .................      109,788           102,507               860
                                                 ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............  $   262,888       $   261,527       $   168,755
                                                 ================================================







                  See Notes to Financial Statements.





                                D -  3.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(FLORIDA TRUST), DEFINED ASSET FUNDS



STATEMENTS OF CHANGES IN NET ASSETS


                                                           Years Ended October 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     OPERATIONS:
       Net investment income .................. $   153,100       $   159,020       $   167,895
       Realized loss on
         securities sold or redeemed ..........                        (8,239)
       Unrealized appreciation
         of investments .......................     109,788           110,746               860
                                                ------------------------------------------------
       Net increase in net assets
         resulting from operations ............     262,888           261,527           168,755
                                                ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................    (153,069)         (159,072)         (167,895)
       Principal ..............................                       (15,307)
                                                ------------------------------------------------
       Total distributions ....................    (153,069)         (174,379)         (167,895)
                                                ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                        (3,079)
       Redemption amounts - principal .........                      (254,589)
                                                ------------------------------------------------
       Total share transactions ...............                      (257,668)
                                                ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS.....     109,819          (170,520)              860

     NET ASSETS AT BEGINNING OF YEAR ..........   2,969,072         3,139,592         3,138,732
                                                ------------------------------------------------
     NET ASSETS AT END OF YEAR ................ $ 3,078,891       $ 2,969,072       $ 3,139,592
                                                ================================================
     PER UNIT:
       Income distributions during
         year ................................. $     51.40       $     51.45       $     51.66
                                                ================================================
       Principal distributions during
         year .................................                   $      5.14
                                                                  ===================
       Net asset value at end of
         year ................................. $  1,033.88       $    997.00       $    966.03
                                                ================================================
     TRUST UNITS:
       Redeemed during year ...................                           272
       Outstanding at end of year .............       2,978             2,978             3,250
                                                ================================================





                  See Notes to Financial Statements.

                                D -  4.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(FLORIDA TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

          Cost of 2,978 units at Date of Deposit ..................... $ 3,069,377
          Less sales charge ..........................................     138,120
                                                                       -----------
          Net amount applicable to Holders ...........................   2,931,257
          Redemptions of units - net cost of 272 units redeemed
            less redemption amounts (principal).......................      13,142
          Realized loss on securities sold or redeemed ...............      (8,239)
          Principal distributions ....................................     (15,307)
          Unrealized appreciation of investments......................     124,146
                                                                       -----------

          Net capital applicable to Holders .......................... $ 3,044,999
                                                                       ===========


4.   INCOME TAXES

     As of October 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $124,146, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,920,824 at October 31, 1998.






                                D -  5.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(FLORIDA TRUST) (INSURED), DEFINED ASSET FUNDS

PORTFOLIO
As of October 31, 1998


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Dade Cnty., FL, Pub. Fac. Rev. Bonds       AAA     $   500,000     5.250 %      2023      06/01/03     $   485,365 $   504,965
     (Jackson Mem. Hosp.), Ser. 1993                                                           @  102.000
     (MBIA Ins.)

   2 Florida Mun. Pwr. Agency, St. Lucie        AAA         500,000     5.250        2021      10/01/02         485,715     506,825
     Proj. Rfdg. Rev. Bonds, Ser. 1992                                                         @  102.000
     (Financial Guaranty Ins.)

   3 State of Florida, Dept. of Trans.,         AAA         500,000     5.250        2022      07/01/03         485,540     508,395
     Turnpike Rev. Refdg. Bonds, Ser. 1993 A                                                   @  101.000
     (Financial Guaranty Ins.)

   4 Hillsborough Cnty. Aviation Auth., FL,     AAA         390,000     5.600        2019      10/01/03         395,054     411,220
     Tampa Intetnational Airport Rev. Rfdg.                                                    @  102.000
     Bonds, 1993 Ser. B
     (Financial Guaranty Ins.)

   5 Orange Cnty., FL, Sales Tax Rev. Bonds,    AAA         500,000     5.375        2024      01/01/03         494,435     512,480
     Ser. 1993 B (Financial Guaranty Ins.)                                                     @  102.000

   6 State of Florida, Orlando-Orange Cnty.     AAA         250,000     5.500        2018      07/01/03         251,048     261,465
     Expwy. Auth., Sr. Lien Rev. Rfdg. Bonds,                                                  @  102.000
     Ser. of 1993 (Financial Guaranty Ins.)

   7 South Florida Wtr. Management Dist.,       AAA         330,000     5.250        2015      10/01/03         323,667     339,620
     Spec. Oblig. Land Acquisition Rfdg.                                                       @  102.000
     Bonds, Ser. 1993 (AMBAC Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 2,970,000                                         $ 2,920,824 $ 3,044,970
                                                          =========                                           =========   =========


                  See Notes to Portfolios on page D - 27.







                                D -  6.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(MICHIGAN TRUST), DEFINED ASSET FUNDS



STATEMENT OF CONDITION
As of October 31, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 3,189,543 )(Note 1).........                 $ 3,333,188
       Accrued interest ...............................                      61,583
                                                                        -----------
         Total trust property .........................                   3,394,771


     LESS LIABILITIES:
       Income advance from Trustee..................... $    22,014
       Accrued Sponsors' fees .........................       1,016          23,030
                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       3,250 units of fractional undivided
          interest outstanding (Note 3)................   3,333,188

       Undistributed net investment income ............      38,553     $ 3,371,741
                                                        -----------     ===========

     UNIT VALUE ($ 3,371,741 / 3,250 units )...........                 $  1,037.46
                                                                        ===========







                  See Notes to Financial Statements.






                                D -  7.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(MICHIGAN TRUST), DEFINED ASSET FUNDS


STATEMENTS OF OPERATIONS


                                                           Years Ended October 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................ $   174,377       $   174,375       $   174,376
       Trustee's fees and expenses ............      (4,542)           (4,781)           (4,576)
       Sponsors' fees .........................      (1,217)           (1,181)           (1,153)
                                                ------------------------------------------------
       Net investment income ..................     168,618           168,413           168,647
                                                ------------------------------------------------


       UNREALIZED APPRECIATION (DEPRECIATION)
       OF INVESTMENTS .........................     122,700           133,990           (15,522)
                                                ------------------------------------------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS .............. $   291,318       $   302,403       $   153,125
                                                ================================================







                  See Notes to Financial Statements.





                                D -  8.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(MICHIGAN TRUST) DEFINED ASSET FUNDS



STATEMENTS OF CHANGES IN NET ASSETS


                                                           Years Ended October 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     OPERATIONS:
       Net investment income .................. $   168,618       $   168,413       $   168,647
       Unrealized appreciation (depreciation)
         of investments .......................     122,700           133,990           (15,522)
                                                ------------------------------------------------
       Net increase in net assets
         resulting from operations ............     291,318           302,403           153,125
                                                ------------------------------------------------

     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................    (168,578)         (168,415)         (168,643)
                                                ---------------------------------------------------


     NET INCREASE (DECREASE) IN NET ASSETS.....     122,740           133,988           (15,518)

     NET ASSETS AT BEGINNING OF YEAR ..........   3,249,001         3,115,013         3,130,531
                                                ------------------------------------------------
     NET ASSETS AT END OF YEAR ................ $ 3,371,741       $ 3,249,001       $ 3,115,013
                                                ================================================
     PER UNIT:
       Income distributions during
         year ................................. $     51.87       $     51.82       $     51.89
                                                ================================================
       Net asset value at end of
         year ................................. $  1,037.46       $    999.69       $    958.47
                                                ================================================
     TRUST UNITS:
       Outstanding at end of year .............       3,250             3,250             3,250
                                                ================================================





                  See Notes to Financial Statements.



                                D -  9.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(MICHIGAN TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

          Cost of 3,250 units at Date of Deposit ..................... $ 3,339,830
          Less sales charge ..........................................     150,287
                                                                       -----------
          Net amount applicable to Holders ...........................   3,189,543
          Unrealized appreciation of investments......................     143,645
                                                                       -----------

          Net capital applicable to Holders .......................... $ 3,333,188
                                                                       ===========


4.   INCOME TAXES

     As of October 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $143,645, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,189,543 at October 31, 1998.










                                D - 10.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(MICHIGAN TRUST) (INSURED), DEFINED ASSET FUNDS

PORTFOLIO
As of October 31, 1998


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Brighton Area Schools, Cnty. of            AAA     $   250,000     5.250 %      2020      05/01/03     $   241,333 $   253,558
     Livingston, MI, 1993 Rfdg. Bonds,                                                         @  101.500
     Ser. I (G.O. Unlimited Tax) (FSA Ins.)

   2 Caldonia Comm. Schools, Counties of        AAA         500,000     5.500        2022      05/01/03         502,110     523,615
     Kent, Allegan and Barry, MI, 1993 Rfdg.                                                   @  102.000
     Bonds (G.O.-Unlimited Tax) (AMBAC Ins.)

   3 The City of Grand Haven, MI, Elec. Sys.    AAA         500,000     5.250        2016      07/01/03         490,220     509,535
     Rev. Rfdg. Bonds, 1993 Ser. (MBIA Ins.)                                                   @  102.000

   4 Cnty. of Jackson, MI, Hosp. Fin. Auth.,    AAA         500,000     5.250        2023      06/01/03         478,300     502,460
     Hosp. Rev. Rfdg. Bonds (W.A. Foote Mem.                                                   @  102.000
     Hosp.), Ser. 1993 A
     (Financial Guaranty Ins.)

   5 Livonia Pub. Schools, Cnty. of Wayne,      AAA         500,000     5.500        2021      05/01/03         502,110     522,475
     MI, 1993 Rfdg. Bonds (G.O.-Unlimited                                                      @  102.000
     Tax) (Financial Guaranty Ins.)

   6 Michigan State Hosp. Fin. Auth., Hosp.     AAA         500,000     5.250        2021      08/15/03         473,755     502,510
     Rev. Rdfg. Bonds (Sisters Of Mercy                                                        @  102.000
     Hlth. Corp. Obligated Group), 1993
     Ser. P (MBIA Ins.)

   7 State of Michigan, State Trunk Line        AAA         500,000     5.500        2021      10/01/02         501,715     519,035
     Fund Bonds, Ser. 1992 A (MBIA Ins.)                                                       @  100.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,250,000                                         $ 3,189,543 $ 3,333,188
                                                          =========                                           =========   =========


                  See Notes to Portfolios on page D - 27.









                                D - 11.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(NEW JERSEY TRUST), DEFINED ASSET FUNDS



STATEMENT OF CONDITION
As of October 31, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 3,671,096 )(Note 1).........                 $ 3,810,927
       Accrued interest ...............................                      56,281
       Cash - principal ...............................                          21
                                                                        -----------
         Total trust property .........................                   3,867,229


     LESS LIABILITIES:
       Income advance from Trustee..................... $    11,768
       Accrued Sponsors' fees .........................       1,178          12,946
                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       3,776 units of fractional undivided
          interest outstanding (Note 3)................   3,810,948

       Undistributed net investment income ............      43,335     $ 3,854,283
                                                        -----------     ===========

     UNIT VALUE ($ 3,854,283 / 3,776 units )...........                 $  1,020.73
                                                                        ===========







                  See Notes to Financial Statements.





                                D - 12.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(NEW JERSEY TRUST), DEFINED ASSET FUNDS



STATEMENTS OF OPERATIONS


                                                           Years Ended October 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................ $   192,585       $   196,252       $   202,034
       Trustee's fees and expenses ............      (5,090)           (5,505)           (5,395)
       Sponsors' fees .........................      (1,415)           (1,404)           (1,433)
                                                ------------------------------------------------
       Net investment income ..................     186,080           189,343           195,206
                                                ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized loss on
         securities sold or redeemed ..........                          (272)           (8,623)
       Unrealized appreciation (depreciation)
         of investments .......................     141,396           174,179            (2,739)
                                                ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........     141,396           173,907           (11,362)
                                                ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS .............. $   327,476       $   363,250       $   183,844
                                                ================================================






                  See Notes to Financial Statements.




                                D - 13.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(NEW JERSEY TRUST), DEFINED ASSET FUNDS



STATEMENTS OF CHANGES IN NET ASSETS


                                                           Years Ended October 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     OPERATIONS:
       Net investment income .................. $   186,080       $   189,343       $   195,206
       Realized loss on
         securities sold or redeemed ..........                          (272)           (8,623)
       Unrealized appreciation (depreciation)
         of investments .......................     141,396           174,179            (2,739)
                                                ------------------------------------------------
       Net increase in net assets
         resulting from operations ............     327,476           363,250           183,844
                                                ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................    (187,176)         (189,399)         (195,290)
       Principal ..............................      (3,776)          (13,135)
                                                ------------------------------------------------
       Total distributions ....................    (190,952)         (202,534)         (195,290)
                                                ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............                          (875)           (1,682)
       Redemption amounts - principal .........                       (73,364)         (133,872)
                                                ------------------------------------------------
       Total share transactions ...............                       (74,239)         (135,554)
                                                ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS.....     136,524            86,477          (147,000)

     NET ASSETS AT BEGINNING OF YEAR ..........   3,717,759         3,631,282         3,778,282
                                                ------------------------------------------------
     NET ASSETS AT END OF YEAR ................ $ 3,854,283       $ 3,717,759       $ 3,631,282
                                                ================================================
     PER UNIT:
       Income distributions during
         year ................................. $     49.57       $     49.25       $     49.43
                                                ================================================
       Principal distributions during
         year ................................. $      1.00       $      3.41
                                                ====================================
       Net asset value at end of
         year ................................. $  1,020.73       $    984.58       $    942.70
                                                ================================================
     TRUST UNITS:
       Redeemed during year ...................                            76               148
       Outstanding at end of year .............       3,776             3,776             3,852
                                                ================================================





                  See Notes to Financial Statements.

                                D - 14.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(NEW JERSEY TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

          Cost of 3,776 units at Date of Deposit ..................... $ 3,859,186

          Less sales charge ..........................................     173,659
                                                                       -----------
          Net amount applicable to Holders ...........................   3,685,527
          Redemptions of units - net cost of 224 units redeemed
            less redemption amounts (principal).......................      11,396
          Realized loss on securities sold or redeemed ...............      (8,895)
          Principal distributions ....................................     (16,911)
          Unrealized appreciation of investments......................     139,831
                                                                       -----------

          Net capital applicable to Holders .......................... $ 3,810,948
                                                                       ===========


4.   INCOME TAXES

     As of October 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $139,831, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,671,096 at October 31, 1998.






                                D - 15.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(NEW JERSEY TRUST) (INSURED), DEFINED ASSET FUNDS

PORTFOLIO
As of October 31, 1998


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Cape May Cnty., NJ, Mun. Utilities         AAA     $   600,000     5.000 %      2016      01/01/03     $   580,446 $   604,392
     Auth., Swr. Rev. Rfdg. Bonds,                                                             @  102.000
     Ser. 1993-B (Financial Guaranty Ins.)

   2 New Jersey Hlth. Care Fac. Fin. Auth.,     AAA         600,000     5.000        2021      07/01/03         573,984     599,148
     Rev. Bonds, St. Peter's Med. Ctr. Iss.,                                                   @  102.000
     Ser. F (MBIA Ins.)

   3 New Jersey Hsg. and Mtge. Fin. Agy.,       AAA         600,000     5.350        2015      10/01/03         598,500     612,480
     Home Buyer Rev. Bonds, 1993 Ser. G                                                        @  102.000
     (MBIA Ins.)

   4 The Passaic Valley Water Comm., 1993       AAA         600,000     5.000        2022      12/15/03         573,402     600,678
     Wtr. Supply Sys. Rev. Rfdg. Bonds,                                                        @  102.000
     Ser. A (Financial Guaranty Ins.)

   5 The Pequannock, Lincoln Park and           AAA         520,000     5.000        2015      12/01/03         503,100     525,850
     Fairfield Sewerage Auth., NJ, Rev.                                                        @  102.000
     Rfdg. Bonds, Ser. E-1 (MBIA Ins.)

   6 City of Perth Amboy, Cnty. of              AAA         245,000     5.300        2011      09/01/03         246,049     258,593
     Middlesex, NJ, Qualified Rfdg. Bonds of                                                   @  102.000
     1993, Ser. A (FSA Ins.)

   7 The Port Auth. of New York and New         AAA         600,000     5.250        2021      07/15/03         595,615     609,786
     Jersey, Consolidated Bonds, Eighty-                                                       @  101.000
     Seventh Ser. (Finacial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,765,000                                         $ 3,671,096 $ 3,810,927
                                                          =========                                           =========   =========


                  See Notes to Portfolios on page D - 27.









                                D - 16.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(NEW YORK TRUST), DEFINED ASSET FUNDS



STATEMENT OF CONDITION
As of October 31, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 5,997,284 )(Note 1).........                 $ 6,235,305
       Accrued interest ...............................                     108,093
       Cash - principal ...............................                           2
                                                                        -----------
         Total trust property .........................                   6,343,400


     LESS LIABILITIES:
       Income advance from Trustee..................... $    33,201
       Accrued Sponsors' fees .........................       2,085          35,286
                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       6,018 units of fractional undivided
          interest outstanding (Note 3)................   6,235,307

       Undistributed net investment income ............      72,807     $ 6,308,114
                                                        -----------     ===========

     UNIT VALUE ($ 6,308,114 / 6,018 units )...........                 $  1,048.21
                                                                        ===========







                  See Notes to Financial Statements.




                                D - 17.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(NEW YORK TRUST), DEFINED ASSET FUNDS



STATEMENTS OF OPERATIONS


                                                           Years Ended October 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................ $   346,681       $   371,324       $   376,250
       Trustee's fees and expenses ............      (7,125)           (7,828)           (7,546)
       Sponsors' fees .........................      (2,513)           (2,534)           (2,518)
                                                ------------------------------------------------
       Net investment income ..................     337,043           360,962           366,186
                                                ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........      42,188            (3,423)
       Unrealized appreciation (depreciation)
         of investments .......................     245,701           276,340            (7,610)
                                                ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........     287,889           272,917            (7,610)
                                                ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS .............. $   624,932       $   633,879       $   358,576
                                                ================================================







                  See Notes to Financial Statements.




                                D - 18.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(NEW YORK TRUST), DEFINED ASSET FUNDS



STATEMENTS OF CHANGES IN NET ASSETS


                                                           Years Ended October 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     OPERATIONS:
       Net investment income .................. $   337,043       $   360,962       $   366,186
       Realized gain (loss) on
         securities sold or redeemed ..........      42,188            (3,423)
       Unrealized appreciation (depreciation)
         of investments .......................     245,701           276,340            (7,610)
                                                ------------------------------------------------
       Net increase in net assets
         resulting from operations ............     624,932           633,879           358,576
                                                ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................    (336,816)         (361,182)         (366,240)
       Principal ..............................     (37,737)
                                                ------------------------------------------------
       Total distributions ....................    (374,553)         (361,182)         (366,240)
                                                ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............      (9,290)           (2,649)
       Redemption amounts - principal .........    (768,843)         (230,189)
                                                ------------------------------------------------
       Total share transactions ...............    (778,133)         (232,838)
                                                ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS.....    (527,754)           39,859            (7,664)

     NET ASSETS AT BEGINNING OF YEAR ..........   6,835,868         6,796,009         6,803,673
                                                ------------------------------------------------
     NET ASSETS AT END OF YEAR ................ $ 6,308,114       $ 6,835,868       $ 6,796,009
                                                ================================================
     PER UNIT:
       Income distributions during
         year ................................. $     52.13       $     52.23       $     52.32
                                                ================================================
       Principal distributions during
         year ................................. $      6.15
                                                ===================
       Net asset value at end of
         year ................................. $  1,048.21       $  1,010.18       $    970.86
                                                ================================================
     TRUST UNITS:
       Redeemed during year ...................         749               233
       Outstanding at end of year .............       6,018             6,767             7,000
                                                ================================================





                  See Notes to Financial Statements.

                                D - 19.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(NEW YORK TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

          Cost of 6,018 units at Date of Deposit ..................... $ 6,297,355
          Less sales charge ..........................................     283,404
                                                                       -----------
          Net amount applicable to Holders ...........................   6,013,951
          Redemptions of units - net cost of 982 units redeemed
            less redemption amounts (principal).......................     (17,693)
          Realized gain on securities sold or redeemed ...............      38,765
          Principal distributions ....................................     (37,737)
          Unrealized appreciation of investments......................     238,021
                                                                       -----------

          Net capital applicable to Holders .......................... $ 6,235,307
                                                                       ===========


4.   INCOME TAXES

     As of October 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $238,021, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $5,997,284 at October 31, 1998.






                                D - 20.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(NEW YORK TRUST) (INSURED), DEFINED ASSET FUNDS

PORTFOLIO
As of October 31, 1998


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 New York City, NY, Mun. Wtr. Fin.          AAA     $ 1,000,000     5.750 %      2018      06/15/02     $ 1,027,930 $ 1,047,540
     Auth., Wtr. and Swr. Sys. Rev. Bonds,                                                     @  101.500
     Fiscal 1993, Ser. A (AMBAC Ins.)

   2 Dorm. Auth., of the State of New York,     AAA         660,000     5.625        2012      07/01/02         674,547     708,345
     Ins. Rev. Bonds, Upstate Comm.                                                            @  102.000
     Colleges, 1992 A Iss. (Connie Lee Ins.)

   3 Dormitory Auth. of the State of New        AAA       1,000,000     5.000        2014      07/01/03         962,530   1,009,040
     York, City Univ. Sys. Consolidated Rev.                                                   @  100.000
     Bonds, Ser. 1993 F
     (Financial Guaranty Ins.)

   4 Power Auth. of the State of New York,      AAA         345,000     5.250        2018(5)   01/01/03         342,637     370,140
     Gen. Purp. Bonds, Ser. CC (MBIA Ins.)                                                     @  102.000

   5 New York State Thruway Auth., Gen. Rev.    AAA       1,000,000     5.750        2019(5)   01/01/02       1,034,920   1,079,150
     Bonds, Ser. A (Financial Guaranty Ins.)                                                   @  102.000

   6 The Port Auth. of New York and New         AAA       1,000,000     5.250        2021      07/15/03         992,690   1,016,310
     Jersey, Consolidated Bonds, Eighty-                                                       @  101.000
     Seventh Ser. (Finacial Guaranty Ins.)

   7 Triborough Bridge and Tunnel Auth., NY,    AAA       1,000,000     5.000        2015      01/01/03         962,030   1,004,780
     Gen. Purpose Rev. Bonds, Ser. 1993 A                                                      @  100.000
     (MBIA Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 6,005,000                                         $ 5,997,284 $ 6,235,305
                                                          =========                                           =========   =========


                  See Notes to Portfolios on page D - 27.







                                D - 21.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(PENNSYLVANIA TRUST), DEFINED ASSET FUNDS



STATEMENT OF CONDITION
As of October 31, 1998

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 3,510,476 )(Note 1).........                 $ 3,653,082
       Accrued interest ...............................                      75,598
       Cash - income ..................................                       2,370
       Cash - principal ...............................                      12,647
                                                                        -----------
         Total trust property .........................                   3,743,697


     LESS LIABILITIES:
       Income advance from Trustee..................... $    30,578
       Accrued Sponsors' fees .........................       1,207          31,785
                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       3,587 units of fractional undivided
          interest outstanding (Note 3)................   3,665,729

       Undistributed net investment income ............      46,183     $ 3,711,912
                                                        -----------     ===========

     UNIT VALUE ($ 3,711,912 / 3,587 units )...........                 $  1,034.82
                                                                        ===========







                  See Notes to Financial Statements.










                                D - 22.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(PENNSYLVANIA TRUST), DEFINED ASSET FUNDS



STATEMENTS OF OPERATIONS


                                                           Years Ended October 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     INVESTMENT INCOME:
       Interest income ........................ $   202,349       $   209,500       $   211,204
       Trustee's fees and expenses ............      (5,092)           (5,461)           (5,253)
       Sponsors' fees .........................      (1,448)           (1,421)           (1,432)
                                                ------------------------------------------------
       Net investment income ..................     195,809           202,618           204,519
                                                ------------------------------------------------


     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
         securities sold or redeemed ..........       6,151                              (2,204)
       Unrealized appreciation (depreciation)
         of investments .......................     120,168           150,951            (9,646)
                                                ------------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........     126,319           150,951           (11,850)
                                                ------------------------------------------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS .............. $   322,128       $   353,569       $   192,669
                                                ================================================







                  See Notes to Financial Statements.
















                                D - 23.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(PENNSYLVANIA TRUST) DEFINED ASSET FUNDS



STATEMENTS OF CHANGES IN NET ASSETS


                                                           Years Ended October 31,
                                                    1998              1997              1996
                                                    ----              ----              ----

     OPERATIONS:
       Net investment income .................. $   195,809       $   202,618       $   204,519
       Realized gain (loss) on
         securities sold or redeemed ..........       6,151                              (2,204)
       Unrealized appreciation (depreciation)
         of investments .......................     120,168           150,951            (9,646)
                                                ------------------------------------------------
       Net increase in net assets
         resulting from operations ............     322,128           353,569           192,669
                                                ------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................    (195,805)         (202,644)         (204,722)
       Principal ..............................                        (3,122)
                                                ------------------------------------------------
       Total distributions ....................    (195,805)         (205,766)         (204,722)
                                                ------------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............      (4,068)                             (1,083)
       Redemption amounts - principal .........    (320,148)                            (96,199)
                                                ------------------------------------------------
       Total share transactions ...............    (324,216)                            (97,282)
                                                ------------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS.....    (197,893)          147,803          (109,335)

     NET ASSETS AT BEGINNING OF YEAR ..........   3,909,805         3,762,002         3,871,337
                                                ------------------------------------------------
     NET ASSETS AT END OF YEAR ................ $ 3,711,912       $ 3,909,805       $ 3,762,002
                                                ================================================
     PER UNIT:
       Income distributions during
         year ................................. $     51.83       $     51.92       $     52.02
                                                ================================================
       Principal distributions during
         year .................................                   $      0.80
                                                                  ===================
       Net asset value at end of
         year ................................. $  1,034.82       $  1,001.74       $    963.87
                                                ================================================
     TRUST UNITS:
       Redeemed during year ...................         316                                  97
       Outstanding at end of year .............       3,587             3,903             3,903
                                                ================================================





                  See Notes to Financial Statements.

                                D - 24.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(PENNSYLVANIA TRUST), DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income,Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

          Cost of 3,587 units at Date of Deposit ..................... $ 3,698,412
          Less sales charge ..........................................     166,432
                                                                       -----------
          Net amount applicable to Holders ...........................   3,531,980
          Redemptions of units - net cost of 413 units redeemed
            less redemption amounts (principal).......................      (9,682)
          Realized gain on securities sold or redeemed ...............       3,947
          Principal distributions ....................................      (3,122)
          Unrealized appreciation of investments......................     142,606
                                                                       -----------

          Net capital applicable to Holders .......................... $ 3,665,729
                                                                       ===========


4.   INCOME TAXES

     As of October 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $142,606, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,510,476 at October 31, 1998.






                                D - 25.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(PENNSYLVANIA TRUST) (INSURED), DEFINED ASSET FUNDS

PORTFOLIO
As of October 31, 1998


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Norristown Municipal Waste Auth.,          AAA     $   600,000     5.125 %      2023      11/15/03     $   571,320 $   598,728
     Norristown, Montgomery Cnty., PA, Swr.                                                    @  102.000
     Rev. Bonds, Ser. of 1993
     (Financial Guaranty Ins.)

   2 Pennsylvania Intergovernmental Coop.       AAA         540,000     5.625        2023      06/15/03         544,952     565,769
     Auth., Spec. Tax Rev. Bonds (City of                                                      @  100.000
     Philadelphia Funding Prog.), Ser. of
     1993 (MBIA Ins.)

   3 Commonwealth of Pennsylvania, Cert. of     AAA         600,000     5.000        2015      07/01/03         567,252     596,604
     Participation, Ser. 1993 A (AMBAC Ins.)                                                   @  102.000

   4 Pennsylvania Tpke. Comm., Tpke. Rev.       AAA         490,000     5.500        2017      12/01/02         491,989     507,111
     Bonds, Ser. O of 1992                                                                     @  102.000
     (Financial Guaranty Ins.)

   5 City of Philadelphia, PA, Water and        AAA         600,000     5.250        2023      06/15/03         582,420     606,648
     Wastewater Rev. Bonds, Ser. 1993                                                          @  102.000
     (MBIA Ins.)

   6 The Philadelphia Mun. Auth., PA, Lease     AAA         400,000     5.625        2018      11/15/03         406,108     418,052
     Rev. Rfdg. Bonds, 1993 Ser. A                                                             @  102.000
     (Financial Guaranty Ins.)

   7 Wayne Cnty., PA, Hosp. and Hlth. Fac.      AAA         345,000     5.600        2023      07/01/03         346,435     360,170
     Auth., Cnty. Gtd. Hlth. Fac. Rev.                                                         @  102.000
     Bonds, Ser. of 1993 (Wayne Woodlands
     Manor Proj.) (MBIA Ins)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,575,000                                         $ 3,510,476 $ 3,653,082
                                                          =========                                           =========   =========


                  See Notes to Portfolios om page D - 27.







                                D - 26.

MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 49
(FLORIDA, MICHIGAN, NEW JERSEY, NEW YORK AND
PENNSYLVANIA TRUSTS), DEFINED ASSET FUNDS

NOTES TO PORTFOLIOS
As of October 31, 1998

(1)   The ratings of the bonds are by Standard & Poor's Ratings Group, or by
      Moody's Investors Service, Inc. if followed by "(m)", or by Fitch
      Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services.
      These ratings have been furnished by the Evaluator but not confirmed with the rating agencies. See "Description of Ratings" in Part B of this Prospectus.

(2)   See Notes to Financial Statements.

(3)   Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on
      Holders of redemptions and related distributions is described under "Taxes"
      in this Prospectus, Part B.

(4)   All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned
      "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard &
      Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.
      See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this
      Prospectus, Part B.

(5) Bonds with an aggregate face amount of $ 1,345,000 of the New York Trust, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.


                            D - 27.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--49
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         33-50245) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      14643--1/99